Net income per share/ADS (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income attributable to the Company's ordinary shareholders – basic	¥ 19,631	¥ 41,359	¥ 24,167
Impact of subsidiaries and equity method investees' dilutive earnings	(533)	(118)	(30)
Dilution impact of the Convertible Senior Notes	112	68
Net income attributable to the Company's ordinary shareholders – diluted	¥ 19,210	¥ 41,309	¥ 24,137
Denominator:
Weighted average number of shares – basic (million shares)	2,847,199,686	2,989,701,855	3,144,233,160
Dilutive share options and RSUs (million shares)	41,000,000	33,000,000	27,000,000
Convertible Senior Notes (million shares)	90,000,000	53,000,000
Weighted average number of shares – diluted (million shares)	2,978,037,127	3,076,061,616	3,170,542,396
Ordinary shares
Denominator:
Basic net income per share attributable to the Company's ordinary shareholders	¥ 6.89	¥ 13.83	¥ 7.69
Diluted net income per share attributable to the Company's ordinary shareholders	6.45	13.43	7.61
American depository shares
Denominator:
Basic net income per ADS	13.79	27.67	15.37
Diluted net income per ADS	¥ 12.9	¥ 26.86	¥ 15.23